Shareholders’ Equity	12 Months Ended
Mar. 31, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE – 13 SHAREHOLDERS’ EQUITY

Ordinary Shares

iO3 Cayman was established under the laws of Cayman Islands on August 21, 2023. After the reorganization exercise (see Note 1), iO3 Cayman has an authorized share of 50,000,000 Ordinary Shares of par value US$0.01 each and 15,000,000 Ordinary Shares outstanding.

On August 22, 2024, the Company conducted forward share consolidation and share split as follow:

(a) Share consolidated at the ratio of 1:5, i.e. every 5 ordinary shares were consolidated to 1 ordinary share; and

(b) Share split at the ratio of 8:1, i.e. every 1 ordinary share was subdivided into 8 ordinary shares.

Subsequent to the above exercise, the Company has an authorised share of 80,000,000 ordinary shares of par value US$0.00625 each and 24,000,000 ordinary shares outstanding, before giving effect to the one-for-ten reverse share split on November, 10,2025 (see below for further information). All share and per share data prior to August 22, 2024 have been retroactively adjusted to reflect the forward share consolidation and share split throughout these consolidated financial statements.

On April 10, 2025, in connection with the Company’s initial public offering, the Company issued an aggregate of 1,650,000 ordinary shares, par value $0.00625 per share, at a public offering price of $4.00 per share, before giving effect to the one-for-ten reverse share split.

On October 10, 2025, at the Extraordinary General Meeting of Members of iOThree Limited (the “Company”), the Company’s shareholders approved:

(a) the Second Amended and Restated Memorandum and Articles of Association, increased the authorized share capital of the Company from US$500,000.00 divided into 80,000,000 ordinary shares of a par value of US$0.00625 each to US$5,000,000.00 divided into 800,000,000 shares of a par value of US$0.00625 each, comprising (i) 700,000,000 ordinary shares of a par value of US$0.00625 each, (ii) 90,000,000 class A shares of a par value of US$0.00625 each (the “Class A Shares”), and (iii) 10,000,000 preferred shares of a par value of US$0.00625 each ; and

(b) the redesignation of certain issued ordinary shares, par value $0.00625 per share, as issued class A shares, par value $0.00625 per share (the “Class A Shares”), on a one-for-one basis.

(c) a share consolidation of the Company’s issued and unissued shares, par value US$0.00625 each, at a ratio of not less than one (1)-for-two (2) and not more than one (1)-for-twenty (20), with the exact ratio determined by the Company’s Board of Directors.

On November 10, 2025, the Company conducted a one-for-ten reverse share split (Reverse Split) of the Company’s issued and unissued ordinary shares, Class A shares, and preferred shares, at a new par value of $0.0625 per share.  No fractional shares will be issued as a result of the reverse share split, and instead, all such fractional shares resulting from the reverse share split will be rounded up to the nearest whole share. Prior to the reverse share split, the Company has 7,333,257 Ordinary Shares and 18,316,743 class A shares issued and outstanding, and no preferred shares outstanding. Following the reverse share split, the Company has 733,347 Ordinary Shares and 1,831,675 class A shares issued and outstanding, exclusive of shares issuable under outstanding warrants, and the Company has 70,000,000 authorized Ordinary Shares, 9,000,000 authorized class A shares and 1,000,000 authorized preferred shares. All shares and the per-share data included in these consolidated financial statements have been retroactively adjusted as though the Reverse Share Split has been effected prior to all periods presented.

On January 10, 2026, the Company entered into Securities Purchase Agreements (the “Securities Purchase Agreements”) with certain investors. Pursuant to the Securities Purchase Agreements, the Company agreed to issue an aggregate of 2,298,852 ordinary shares, par value US$0.0625 per share (the “Shares”), at a purchase price of US$0.87 per share to the Investors, for a total purchase price of approximately US$2.0 million. As of March 31, 2026, the Company had issued 1,563,219 Shares. As of March 31, 2026, the Company has 2,296,566 Ordinary Shares and 1,831,675 Class A Shares issued and outstanding, and no preferred shares outstanding.

The subscription proceeds for the remaining 735,633 Ordinary Shares were received after balance sheet date, and the corresponding Ordinary Shares were issued on April 2, 2026. As of the date of this report, the Company has 3,032,199 Ordinary Shares and 1,831,675 Class A Shares issued and outstanding, and no preferred shares outstanding.

Our Board of Directors has authorized three classes of stock, Ordinary Share, Class A Share and preferred share.

The holders of iO3 Cayman’s Ordinary Share are entitled to the following rights:

Voting Rights: The rights of the holders of Ordinary Shares and Class A Shares are identical, except with respect to voting. Each Ordinary Share is entitled to one vote per share, and each Class A Share is entitled to 50 votes per share. Shares of Class A may be converted at any time at the option of the stockholder and automatically convert back to Ordinary Share upon sale or transfer to a person who is not a Permitted Transferee.

Dividend Right: Subject to limitations under Cayman law and preferences that may apply to any shares of preferred share that iO3 Cayman may decide to issue in the future, holders of iO3 Cayman’s Ordinary Share are entitled to receive ratably such dividends or other distributions, if any, as may be declared by the Board of iO3 Cayman out of funds legally available therefor.

Liquidation Right: In the event of the liquidation, dissolution or winding up of our business, the holders of iO3 Cayman’s Ordinary Share are entitled to share ratably in the assets available for distribution after the payment of all of the debts and other liabilities of iO3 Cayman, subject to the prior rights of the holders of iO3 Cayman’s preferred share.

Other Matters: The holders of iO3 Cayman’s Ordinary Share have no subscription, redemption or conversion privileges. iO3 Cayman’s Ordinary Share does not entitle its holders to preemptive rights. All of the outstanding shares of iO3 Cayman’s Ordinary Share are fully paid and non-assessable. The rights, preferences and privileges of the holders of iO3 Cayman’s Ordinary Share are subject to the rights of the holders of shares of any series of preferred share which iO3 Cayman may issue in the future.

Representative’s Warrants

Upon closing of the Company’s initial public offering, the Company issued to the underwriter, or its designees, warrants to purchase an aggregate of 147,000 Ordinary Shares. The Representative’s Warrants were exercisable, in whole or in part, from April 11, 2025 to April 11, 2030 at an exercise price of US$5.00 per share, representing 125% of the initial public offering price.

The Company evaluated the Representative’s Warrants in accordance with ASC 480, Distinguishing Liabilities from Equity, and ASC 815-40, Contracts in Entity’s Own Equity, and determined that the Representative’s Warrants qualified for classification within shareholders’ equity. Accordingly, the Representative’s Warrants were not subsequently remeasured after issuance.

Following the Company’s reverse share split, the number of Ordinary Shares issuable upon exercise of the Representative’s Warrants was adjusted to 14,700 shares. On October 15, 2025, the Company entered into a supplemental agreement with the underwriter for the surrender and cancellation of all of the Representative’s Warrants for consideration of US$80,000. The payment was accounted for as a reduction of additional paid-in capital. No Representative’s Warrants were exercised, and no Representative’s Warrants were outstanding as of March 31, 2026.

Dividend Distribution

	Year ended March 31,
	2026	2025	2024

Declared and paid during the financial year ended

Dividends on ordinary shares: Interim exempt (one-tier) dividends of Nil (March 31, 2025: Nil and March 31, 2024: $1.98 cents) per share	$-	$-	$(292,500)